Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of short-term debt and current portion of long-term debt
Short-term debt and current portion of long-term debt at December 31, 2021 and 2020 consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
1% Paycheck Protection Program Loan, due May 13, 2022	$—	$2,000
1% Small Business Administration Loan, due May 2, 2022	—	2,993
1% Paycheck Protection Program Loan, due October 24, 2026	183	—
Current portion of term loan payable	—	375
Short-term debt and current portion of long-term debt	$183	$5,368

Summary of long-term debt, net of unamortized debt issuance costs
The Company accounts for long-term debt net of debt issuance costs. See Note 2 for a summary of the Company’s policies relating to long-term debt. Long-term debt, net of unamortized debt issuance costs and current portion at December 31, 2021 and 2020, consists of the following:

(in thousands)	December 31, 2021	December 31, 2020
Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025	$—	$7,219
Less:
Unamortized debt issuance costs	—	283
Current portion of term loan payable, net of debt issuance costs	—	375
Long-term debt, net of unamortized debt issuance costs and current portion	$—	$6,561